Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net profit (loss)	$ (36,869)	$ (6,905)	$ 5,917
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,012	947	411
Re-evaluation of warrants	11,373	(11,365)	(24,473)
Share-based compensation	4,577	976	995
Changes in assets and liabilities:
Decrease (increase) in receivables and prepaid expenses	(1,917)	69	306
Decrease in deferred equity offering costs			1,088
Decrease in advance on account of collaboration agreement			(600)
Decrease (increase) in other long-term assets	(12)	11	5
Increase (decrease) in trade payables	(607)	449	(887)
Increase (decrease) in other payables and accrued expenses and other liabilities	847	(1,540)	560
Net cash used in operating activities	(21,596)	(17,358)	(16,678)
Cash flows from investing activities:
Short-term deposits, net	(17,472)	(22,685)	14,031
Long-term deposits, net	(22,120)
Pre-payment for equipment	(395)
Purchase of property and equipment	(781)	(879)	(3,074)
Net cash provided by (used in) investing activities	(40,768)	(23,564)	10,957
Cash flows from financing activities:
Proceeds from issuance of convertible Preferred shares, net		37,646	9,364
Proceeds from Issuance of Ordinary shares in connection with IPO, net	62,757
Exercise of warrants	13
Issuance of warrants	1
Proceeds from exercise of options	3	7	24
Net cash provided by financing activities	62,774	37,653	9,388
Increase (decrease) in cash, cash equivalents and restricted cash	410	(3,269)	3,667
Cash, cash equivalents and restricted cash at the beginning of the year	4,498	7,767	4,100
Cash, cash equivalents and restricted cash at the end of the year	$ 4,908	4,498	7,767
Non-cash activity:
Purchase of property and equipment included in trade payable			$ 600
Issuance of E-1 warrants		$ 680